Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Allocations for Statements of Operations
For the three and six months ended June 30, 2026 and 2025, transactions with AnaptysBio were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$1,853	$13,129	$17,166	$26,816
General and administrative	$3,664	$6,626	$22,520	$16,441

Total allocated operating expenses	$5,517	$19,755	$39,686	$43,257

For the years ended December 31, 2025 and 2024, transactions with AnaptysBio, Inc. were as follows:

(in thousands)	2025	2024
Research and development	$52,164	$42,662
General and administrative	$39,392	$28,756

Total allocated operating expenses	$91,556	$71,418

Schedule of Reconciliation Amount Presented on the Combined Statements of Cash Flows	The components of net transfers from AnaptysBio and the reconciliation to the corresponding amount presented on the statements of cash flows, for the six months ended June 30, 2026 and 2025, were as follows:

(in thousands)	2026	2025
Allocations of AnaptysBio’s corporate expenses	$9,077	$(46,389)
Non-cash transfer of investments to AnaptysBio	37,986	—
Non-cash transfer of ROU assets to AnaptysBio	12,886	—
Non-cash transfer of lease liabilities to AnaptysBio	(14,112)	—
Non-cash transfer of other current assets to AnaptysBio	6,048	—
Non-cash transfer of accrued liabilities to AnaptysBio	(28,797)	—

Total	$23,088	$(46,389)

The components of net transfers from AnaptysBio, Inc. and the reconciliation to the corresponding amount presented on the combined statements of cash flows were as follows:

(in thousands)	2025	2024
Allocations of AnaptysBio, Inc.’s corporate expenses	$30,010	$117,523